CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenues from Major Customers) (Details) - Revenues [Member]	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Customer A [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	21.00%		[1]
Customer B [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	16.00%	17.00%

[1]	Less than 10%